United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments

FOCUSED EQUITY STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2005 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.8%

Domestic Equity Securities - 89.6%

SunAmerica Focused Series, Inc. Focused 2000 Growth Portfolio, Class A†	4,168,017	$73,357,091
SunAmerica Focused Series, Inc. Focused 2000 Value Portfolio, Class A†	5,131,384	104,782,868
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	10,192,135	172,756,688
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	10,937,162	166,026,119

Total Domestic Equity Securities (cost $484,376,941)		516,922,766

International Equity Securities - 10.2%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $53,662,463)	3,477,232	58,660,900

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $538,039,404)(1)	99.8%	575,583,666
Other assets less liabilities	0.2	1,352,817

NET ASSETS	100.0%	$576,936,483

†             Non-income producing securities

#            See Note 3

@       The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2005 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.5%

Domestic Equity Securities - 70.9%

SunAmerica Focused Series, Inc. Focused 2000 Growth Portfolio, Class A†	3,792,305	$66,744,565
SunAmerica Focused Series, Inc. Focused 2000 Value Portfolio, Class A†	3,317,216	67,737,551
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	3,669,547	58,822,842
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	3,380,801	57,304,579
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	3,890,626	59,059,700
SunAmerica Focused Series, Inc. Focused Multi-Cap Growth Portfolio, Class A†	3,313,233	65,535,753
SunAmerica Focused Series, Inc. Focused Multi-Cap Value Portfolio, Class A†	3,144,618	64,842,014

Total Domestic Equity Securities (cost $388,351,022)		440,047,004

Fixed Income Securities - 18.4%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	5,549,555	57,326,905
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	4,999,297	56,792,013

Total Fixed Income Securities (cost $113,742,380)		114,118,918

International Equity Securities - 10.2%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $57,165,441)	3,778,306	63,740,027

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $559,258,843)(1)	99.5%	617,905,949
Other assets less liabilities	0.5	2,890,916

NET ASSETS	100.0%	$620,796,865

†             Non-income producing securities

#            See Note 3

@       The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2005 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.9%

Domestic Equity Securities — 59.7%

SunAmerica Focused Series, Inc. Focused 2000 Growth Portfolio, Class A†	2,404,629	$42,321,464
SunAmerica Focused Series, Inc. Focused 2000 Value Portfolio, Class A†	2,776,726	56,700,744
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	5,849,501	99,149,045
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	5,857,274	88,913,424

Total Domestic Equity Securities (cost $264,917,842)		287,084,677

Fixed Income Securities — 33.9%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	7,932,276	81,940,406
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	7,117,146	80,850,783

Total Fixed Income Securities (cost $162,520,309)		162,791,189

International Equity Securities — 6.3%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $27,128,470)	1,787,737	30,159,130

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $454,566,621)(1)	99.9%	480,034,996
Other assets less liabilities	0.1	386,737

NET ASSETS	100.0%	$480,421,733

†             Non-income producing securities

#            See Note 3

@       The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2005 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.8%

Domestic Equity Securities - 28.6%

SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	793,922	$13,456,974
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	810,974	12,310,586

Total Domestic Equity Securities (cost $24,209,822)		25,767,560

Fixed Income Securities - 67.0%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	1,415,019	14,617,150
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,150,876	24,433,954
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	1,536,207	6,959,017
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,519,658	14,451,944

Total Fixed Income Securities (cost $59,872,275)		60,462,065

International Equity Securities - 4.2%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $3,321,332)	222,548	3,754,382

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $87,403,429)(1)	99.8%	89,984,007
Other assets less liabilities	0.2	199,838

NET ASSETS	100.0%	$90,183,845

†             Non-income producing securities

#            See Note 3

@       The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2005 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 101.6%

Domestic Equity Securities - 9.9%

SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A† (cost $3,409,871)	223,462	$3,582,100

Fixed Income Securities - 91.7%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	711,475	7,349,535
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,280,440	14,545,802
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	892,490	4,042,978
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	762,544	7,251,794

Total Fixed Income Securities (cost $32,545,560)		33,190,109

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $35,955,431)(1)	101.6%	36,772,209
Liabilities in excess of other assets	(1.6)	(592,394)

NET ASSETS	100.0%	$36,179,815

†             Non-income producing securities

#            See Note 3

@       The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.1%
Aerospace & Military Technology — 2.0%
General Dynamics Corp.	337,600	$34,857,200

Broadcasting & Media — 5.3%
News Corp., Class A	2,160,200	36,723,400
Time Warner, Inc. †	3,030,000	54,540,000

		91,263,400

Business Services — 3.2%
Accenture, Ltd., Class A†	2,100,000	54,705,000

Communication Equipment — 5.5%
Avaya, Inc. †	2,094,100	30,050,335
QUALCOMM, Inc.	1,766,680	65,791,163

		95,841,498

Computer Software — 8.1%
Electronic Arts, Inc. †	1,423,105	91,562,576
Microsoft Corp.	1,893,000	49,748,040

		141,310,616

Electronics — 3.1%
Linear Technology Corp.	1,414,800	53,394,552

Energy Services — 3.3%
Transocean, Inc. †	1,320,900	58,119,600

Financial Services — 7.2%
Countrywide Financial Corp.	1,005,116	37,189,292
SLM Corp.	1,734,545	87,056,814

		124,246,106

Food, Beverage & Tobacco — 2.8%
Coca-Cola Co.	1,179,000	48,916,710

Health Services — 6.7%
UnitedHealth Group, Inc.	1,311,484	116,590,928

Housing & Household Durables — 4.9%
Lennar Corp., Class A	1,521,336	85,909,844

Insurance — 2.7%
AFLAC, Inc.	1,203,700	47,558,187

Internet Content — 9.6%
eBay, Inc. †	478,300	38,981,450
Google, Inc., Class A†	262,900	51,431,127
IAC/InterActiveCorp†	1,949,600	47,238,808
NetFlix, Inc. †	2,541,567	29,228,020

		166,879,405

Leisure & Tourism — 3.8%
Hilton Hotels Corp.	2,943,800	65,499,550

Machinery — 5.6%
Caterpillar, Inc.	1,084,297	96,610,863

Medical Products — 5.7%
Medtronic, Inc.	1,122,100	58,899,029
Zimmer Holdings, Inc. †	506,665	39,950,535

		98,849,564

Pharmaceuticals — 6.9%
Amgen, Inc. †	575,000	35,788,000
Genentech, Inc. †	1,772,450	84,563,589

		120,351,589

Retail — 6.7%
Wal-Mart Stores, Inc.	1,167,400	61,171,760
Walgreen Co.	1,314,700	56,019,367

		117,191,127

Transportation — 4.0%
FedEx Corp.	725,051	69,351,128

Total Long-Term Investment Securities - 97.1% (cost $1,411,542,236)		1,687,446,867

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Federal Agricultural Mtg. Corp. Disc. Notes 2.47% due 04/15/05	$600,000	596,971
Federal Home Loan Bank Disc. Notes 2.19% due 02/11/05	4,500,000	4,497,262
Federal Home Loan Bank Disc. Notes 2.32% due 03/16/05	10,100,000	10,072,012
Federal National Mtg. Assoc. Disc. Notes 2.17% due 02/23/05	1,000,000	998,674
Federal National Mtg. Assoc. Disc. Notes 2.34% due 03/23/05	8,600,000	8,572,050

Total Short-Term Investment Securities (cost $24,736,993)		24,736,969

REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $4,412,110 and collaterized by $4,540,000 of Federal National Mtg. Assoc. Disc. Notes bearing interest at 2.63%, due 11/15/06 and having an approximate value of $4,502,023	4,412,000	4,412,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $701,018 and collaterized by $560,000 of United States Treasury Bonds, bearing interest at 7.25%, due 05/15/16 and having an approximate value of $715,024	701,000	701,000

Total Repurchase Agreements (cost $5,113,000)		5,113,000

TOTAL INVESTMENTS (cost $1,441,392,229)(1)	98.8%	1,717,296,836

Other assets less liabilities	1.2	20,727,797

NET ASSETS	100.0%	$1,738,024,633

†             Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 92.7%
Automotive — 4.1%
Advanced Auto Parts, Inc.†	350,000	$15,085,000

Banks — 2.4%
Bank of America Corp.	190,000	8,810,300

Broadcasting & Media — 8.5%
Echostar Communications Corp., Class A	285,000	8,695,350
Fox Entertainment Group, Inc., Class A†	330,000	11,104,500
XM Satellite Radio Holdings, Inc., Class A†	350,000	11,168,500

		30,968,350

Business Services — 0.0%
FutureLink Corp.†(3)(4)	1,785	0

Communication Equipment — 2.2%
Avaya, Inc.†	570,000	8,179,500

Computers & Business Equipment — 8.9%
Apple Computer, Inc.†	422,400	32,482,560

Computer Software — 2.9%
Cognos, Inc.†	252,500	10,445,925

Electronics — 14.1%
Activision, Inc.†	699,900	15,817,740
FormFactor, Inc.†	427,700	9,738,729
Lam Research Corp.†	350,000	9,366,000
Tessera Technologies, Inc.†	424,339	16,506,787

		51,429,256

Energy Services — 4.9%
Grey Wolf, Inc.†	1,486,100	7,876,330
Transocean, Inc.†	225,000	9,900,000

		17,776,330

Financial Services — 3.0%
E*TRADE Financial Corp.†	793,800	10,914,750

Health Services — 8.4%
AMERIGROUP Corp.†	300,200	12,341,222
UnitedHealth Group, Inc.	204,680	18,196,052

		30,537,274

Internet Content — 8.9%
aQuantive, Inc.†	796,100	7,379,847
Ask Jeeves, Inc.†	215,700	6,117,252
eBay, Inc.†	169,800	13,838,700
Yahoo!, Inc.†	145,400	5,119,534

		32,455,333

Machinery — 2.6%
Dover Corp.	250,000	9,575,000

Manufacturing — 2.4%
Roper Industries, Inc.	150,000	8,709,000

Medical Products — 2.2%
Zimmer Holdings, Inc.†	100,000	7,885,000

Pharmaceuticals — 10.8%
Celgene Corp.†	408,240	11,161,282
Gilead Sciences, Inc.†	459,400	15,206,140
Medicines Co.†	476,600	13,111,266

		39,478,688

Retail — 2.6%
Kohl’s Corp.†	200,000	9,402,000

Telecommunications — 3.8%
Nextel Communications, Inc., Class A†	485,730	13,935,594

Total Long-Term Investment Securities - 92.7% (cost $252,992,158)		338,069,860

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Prudential Funding Corp. 2.44% due 02/01/05 (cost $2,400,000)	$2,400,000	2,400,000

REPURCHASE AGREEMENTS — 5.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	6,415,000	6,415,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.75%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $13,070,272 and collaterized by $11,060,000 of United States Treasury Bonds bearing interest at 10.38%, due 11/15/12 and having an approximate value of $13,336,347	13,070,000	13,070,000

Total Repurchase Agreements (cost $19,485,000)		19,485,000

TOTAL INVESTMENTS (cost $274,877,158)(1)	98.7%	359,954,860

Other assets less liabilities	1.3	4,690,928

NET ASSETS	100.0%	$364,645,788

†             Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

(2)     See Note 2 for details of Joint Repurchase Agreement

(3)     Security obtained prior to Portfolio merger and change in investment technique

(4)     Illiquid security

See Notes to Portfolio of Investments

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.8%
Automotive — 1.6%
CarMax, Inc.†	200,000	$5,786,000

Business Services — 6.3%
Central European Distribution Corp.†	192,500	6,323,625
ChoicePoint, Inc.†	160,000	7,360,000
Hewitt Associates, Inc., Class A†	150,000	4,485,000
Sonic Solutions†	280,723	4,999,677

		23,168,302

Communication Equipment — 1.4%
Foundry Networks, Inc.†	494,900	5,087,572

Computers & Business Equipment — 3.2%
Ixia†	350,000	5,432,000
M-Systems Flash Disk Pioneers Ltd.†	310,993	6,254,069

		11,686,069

Computer Software — 4.0%
Hyperion Solutions Corp.†	130,300	6,259,612
MicroStrategy, Inc., Class A†	112,343	8,167,336

		14,426,948

Education — 1.2%
Universal Technical Institute, Inc.†	120,000	4,392,000

Electronics — 4.9%
Emulex Corp.†	384,000	6,286,080
FormFactor, Inc.†	215,100	4,897,827
Sigmatel, Inc.†	169,672	6,686,773

		17,870,680

Energy Services — 1.7%
Veritas DGC, Inc.†	251,839	6,293,457

Energy Sources — 2.6%
Encore Acquisition Co.†	150,000	5,595,000
Southwestern Energy Co.†	78,600	4,032,180

		9,627,180

Financial Services — 10.1%
Affiliated Managers Group, Inc.†	83,900	5,320,099
Chicago Mercantile Exchange	35,000	7,507,500
Euronet Worldwide, Inc.†	222,655	5,354,853
First Marblehead Corp.†	180,000	11,579,400
Jefferies Group, Inc.	60,000	2,340,000
Piper Jaffray Cos., Inc.†	115,100	4,555,658

		36,657,510

Food, Beverage & Tobacco — 1.7%
United Natural Foods, Inc.†	194,500	6,148,145

Health Services — 13.3%
AMERIGROUP Corp.†	300,000	12,333,000
Centene Corp.†	210,700	7,068,985
Connetics Corp.†	262,100	6,400,482
LCA Vision, Inc.	199,278	5,310,759
Manor Care, Inc.	200,000	6,910,000
SFBC International, Inc.†	111,678	4,378,894
United Surgical Partners International, Inc.†	152,800	6,018,792

		48,420,912

Household & Personal Products — 1.7%
Jarden Corp.†	135,900	6,251,400

Housing & Household Durables — 4.0%
Desarrolladora Homex SA de CV Sponsored ADR†	100,000	2,695,000
Toll Brothers, Inc.†	150,000	11,710,500

		14,405,500

Insurance — 3.9%
Arch Capital Group, Ltd.†	200,000	7,346,000
Axis Capital Holdings, Ltd.	250,000	6,840,000

		14,186,000

Internet Content — 3.1%
aQuantive, Inc.†	531,988	4,931,529
Audible, Inc.†	231,831	6,461,130

		11,392,659

Internet Software — 1.8%
Websense, Inc.†	120,600	6,476,220

Leisure & Tourism — 7.5%
Cheesecake Factory, Inc.†	90,000	2,913,300
Kerzner International, Ltd.†	120,000	7,239,600
RARE Hospitality International, Inc.†	208,600	6,570,900
Wynn Resorts, Ltd.†	160,000	10,489,600

		27,213,400

Machinery — 4.9%
Ceradyne, Inc.†	199,250	6,720,702
Joy Global, Inc.	189,600	5,295,528
TurboChef Technologies, Inc.†	264,564	5,674,898

		17,691,128

Medical Products — 6.4%
American Medical Systems Holdings, Inc.†	109,600	4,303,992
Edwards Lifesciences Corp.†	200,000	8,140,000
Intuitive Surgical, Inc.†	149,361	5,959,504
Wright Medical Group, Inc.†	184,200	5,056,290

		23,459,786

Pharmaceuticals — 1.3%
United Therapeutics Corp.†	109,812	4,685,678

Retail — 7.7%
Aeropostale, Inc.†	193,500	5,377,365
Build-A-Bear Workshop, Inc.†	160,000	4,982,400
Cabela’s Inc., Class A†	150,000	3,187,500
Hot Topic, Inc.†	331,800	6,430,284
Select Comfort Corp.†	150,000	2,935,500
Urban Outfitters, Inc.†	124,956	5,256,899

		28,169,948

Transportation — 2.5%
C.H. Robinson Worldwide, Inc.	80,000	4,120,000
Overnite Corp.	158,900	4,906,832

		9,026,832

Total Long-Term Investment Securities - 96.8% (cost $270,966,901)		352,523,326

REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 2.33%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $4,955,321 and collateralized by $3,785,000 of United States Treasury Bonds, bearing interest at 12.00%, due 08/15/13 and having an approximate aggregate value of $5,057,706	$4,955,000	4,955,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $11,739,293 and collateralized by $9,808,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate aggregate value of $11,980,093	11,739,000	11,739,000
Total Repurchase Agreements (cost $16,694,000)		16,694,000

TOTAL INVESTMENTS (cost $287,660,901)(1)	101.4%	369,217,326

Liabilities in excess of other assets	(1.4)	(5,133,914)

NET ASSETS	100.0%	$364,083,412

†             Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.5%
Banks — 8.1%
Bank of America Corp.	625,600	$29,009,072
Washington Mutual, Inc.	312,500	12,609,375

		41,618,447

Broadcasting & Media — 5.6%
Comcast Corp., Class A†	898,300	28,916,277

Business Services — 5.9%
Electronic Data Systems Corp.	720,000	15,422,400
Monsanto Co.	270,000	14,615,100

		30,037,500

Computers & Business Equipment — 3.0%
Xerox Corp.†	960,000	15,244,800

Computer Software — 3.1%
Oracle Corp.†	1,140,000	15,697,800

Electronics — 8.7%
Lam Research Corp.†	647,900	17,337,804
Rockwell Automation, Inc.	290,000	16,428,500
Teradyne, Inc.†	752,300	10,554,769

		44,321,073

Energy Sources — 12.1%
Burlington Resources, Inc.	360,000	15,735,600
ConocoPhillips	319,600	29,655,684
Valero Energy Corp.	320,000	16,649,600

		62,040,884

Financial Services — 13.6%
Citigroup, Inc.	189,800	9,309,690
Fannie Mae	589,600	38,076,368
Freddie Mac@	343,200	22,407,528

		69,793,586

Food, Beverage & Tobacco — 10.9%
Altria Group, Inc.	455,100	29,049,033
Archer-Daniels-Midland Co.	670,000	16,214,000
UST, Inc.	211,000	10,689,260

		55,952,293

Health Services — 5.5%
Aetna, Inc.	120,000	15,246,000
Quest Diagnostics, Inc.	138,020	13,153,306

		28,399,306

Machinery — 3.2%
Caterpillar, Inc.	181,000	16,127,100

Medical Products — 2.2%
Baxter International, Inc.	328,200	11,080,032

Pharmaceuticals — 9.7%
Medco Health Solutions Inc.†	393,100	16,734,267
Pfizer, Inc.	1,359,500	32,845,520

		49,579,787

Retail — 3.1%
J.C. Penny Co., Inc.	370,000	15,806,400

Telecommunications — 3.8%
SBC Communications, Inc.	817,600	19,426,176

Total Long-Term Investment Securities — 98.5% (cost $475,999,550)		504,041,461

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 1.75% due 02/01/05 (cost $7,045,000)	$7,045,000	7,045,000

REPURCHASE AGREEMENTS — 0.5%
UBS Warburg, LLC Joint Repurchase Agreement(2) (cost $2,775,000)	2,775,000	2,775,000

TOTAL INVESTMENTS (cost $485,819,550)(1)	100.4%	513,861,461

Liabilities in excess of other assets	(0.4)	(1,943,027)

NET ASSETS	100.0%	$511,918,434

†             Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

(2)     See Note 2 for details of Joint Repurchase Agreement

@       The security or a portion thereof represents collateral for the following open futures contracts:

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2005	Unrealized Appreciation (Depreciation)
16 Long	S&P 500 Index	March 2005	$4,748,696	$4,726,800	$(21,896)

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 91.6%
Apparel & Textiles — 3.0%
V. F. Corp.	360,400	$19,155,260

Automotive — 3.4%
AutoZone, Inc.†	241,600	21,562,800

Banks — 9.8%
Golden West Financial Corp.	247,100	15,967,602
North Fork Bancorp., Inc.	659,150	18,917,605
SunTrust Banks, Inc.	377,000	27,151,540

		62,036,747

Broadcasting & Media — 5.9%
Liberty Media International, Inc.†	330,160	14,949,645
New York Times Co., Class A	578,400	22,488,192

		37,437,837

Business Services — 3.8%
Republic Services, Inc.	738,052	24,333,575

Chemicals — 3.4%
du Pont (E.I.) de Nemours & Co.	458,500	21,806,260

Electronics — 6.3%
AVX Corp.	1,502,800	17,432,480
Emerson Electric Co.	333,944	22,454,395

		39,886,875

Energy Sources — 10.2%
Devon Energy Corp.	390,000	15,861,300
Encana Corp.	446,100	26,360,049
Royal Dutch Petroleum Co.	383,200	22,405,704

		64,627,053

Financial Services — 3.8%
CIT Group, Inc.	437,400	17,657,838
Instinet Group, Inc.†	1,000,000	6,160,000

		23,817,838

Household & Personal Products — 3.3%
Kimberly-Clark Corp.	319,800	20,950,098

Insurance — 4.5%
Assurant, Inc.	509,500	16,574,035
MGIC Investment Corp.	183,000	11,693,700

		28,267,735

Leisure & Tourism — 2.1%
Outback Steakhouse, Inc.	283,400	13,050,570

Machinery — 3.7%
Alamo Group, Inc.	889,409	23,355,880

Manufacturing — 3.9%
Honeywell International, Inc.	690,600	24,847,788

Metals & Mining — 4.7%
Martin Marietta Materials, Inc.@	346,364	18,710,583
POSCO, Sponsored ADR	252,300	11,353,500

		30,064,083

Multi-Industry — 6.3%
Hutchison Whampoa, Ltd.	4,392,000	40,031,100

Pharmaceuticals — 2.9%
Sankyo Co., Ltd.	824,100	18,294,365

Real Estate Companies — 5.2%
Forest City Enterprises, Inc., Class A	566,350	32,825,646

Real Estate Investment Trusts — 3.0%
Catellus Development Corp.	708,466	19,001,058

Telecommunications — 2.4%
ALLTEL Corp.	277,700	15,284,608

Total Long-Term Investment Securities - 91.6% (cost $482,425,064)		580,637,176

REPURCHASE AGREEMENTS — 7.3%
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $25,122,907 and collateralized by $19,180,000 of United States Bonds, bearing interest at 12.00%, due 08/15/13 and having an approximate value of $25,629,275	$25,122,000	25,122,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $21,374,110 and collateralized by $19,735,000 of United States Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and having an approximate value of $21,805,024	21,374,000	21,374,000

Total Repurchase Agreements (cost $46,496,000)		46,496,000

TOTAL INVESTMENTS (cost $528,921,064)(1)	98.9%	627,133,176
Other assets less liabilities	1.1	7,120,864

NET ASSETS	100.0%	$634,254,040

†                                Non-income producing securities

(1)                        See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

@                          The security or a portion thereof represents collateral for the following open futures contracts:

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2005	Unrealized Appreciation (Depreciation)
60 Long	S&P 500 Index	March 2005	$17,679,724	$17,689,500	$9,776

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation (Depreciation)
*EUR	61,209	USD	79,822	02/28/2005	$(17)
*USD	22,292,881	EUR	17,096,166	02/28/2005	2,793
					$2,776

EUR - Euro

USD - United States Dollar

*          Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

See Notes to Portfolio of Investments

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 92.7%
Apparel & Textiles — 1.6%
Jones Apparel Group, Inc.	268,900	$9,043,107

Automotive — 2.5%
Delphi Corp.	1,140,100	8,653,359
Superior Industries International, Inc.	225,000	5,663,250

		14,316,609

Banks — 2.6%
Brookline Bancorp, Inc.	450,000	7,195,500
Washington Federal, Inc.	290,000	7,554,500

		14,750,000

Broadcasting & Media — 3.3%
R.H. Donnelley Corp.†	158,100	9,359,520
Valassis Communications, Inc.†	278,100	9,441,495

		18,801,015

Business Services — 3.9%
BearingPoint, Inc.†	1,411,300	11,135,157
Jacobs Engineering Group, Inc.†	225,000	11,427,750

		22,562,907

Chemicals — 7.8%
Ferro Corp.	300,000	5,949,000
Georgia Gulf Corp.	142,900	7,307,906
Lubrizol Corp.	392,100	14,127,363
Spartech Corp.	373,830	8,680,333
UAP Holding Corp.†	575,660	8,634,900

		44,699,502

Computers & Business Equipment — 1.1%
Silicon Storage Technology, Inc.†	1,430,000	6,563,700

Computer Software — 0.5%
Pinnacle Systems, Inc.†	673,100	2,880,868

Electronics — 3.0%
Arrow Electronics, Inc.†	432,600	10,213,686
Integrated Device Technology, Inc.†	590,000	6,926,600

		17,140,286

Energy Services — 5.8%
Alliant Energy Corp.	437,400	12,028,500
ENSCO International, Inc.	324,800	11,117,904
Patterson-UTI Energy, Inc.	525,000	10,211,250

		33,357,654

Energy Sources — 1.2%
Cimarex Energy Co.†	195,000	7,068,750

Financial Services — 4.3%
A.G. Edwards, Inc.	217,300	9,270,018
Apollo Investment Corp.†	558,500	9,488,915
CIT Group, Inc.	151,000	6,095,870

		24,854,803

Food, Beverage & Tobacco — 2.9%
Performance Food Group Co.†	276,400	7,520,844
Smithfield Foods, Inc.†	296,500	8,975,055

		16,495,899

Forest Products — 2.9%
Rayonier, Inc.	190,000	8,455,000
Sealed Air Corp.†	163,200	8,372,160

		16,827,160

Health Services — 3.0%
Apria Healthcare Group, Inc.†	291,000	9,544,800
Tenet Healthcare Corp.†	772,100	7,666,953

		17,211,753

Housing & Household Durables — 2.3%
Beazer Homes USA, Inc.	89,600	13,305,600

Insurance — 7.7%
Allmerica Financial Corp.†	220,200	7,189,530
Assured Guaranty, Ltd.	556,205	9,789,208
Old Republic International Corp.	310,000	7,192,000
Radian Group, Inc.	170,300	8,164,182
UnumProvident Corp.	704,500	12,096,265

		44,431,185

Internet Software — 1.0%
Verity, Inc.†	500,000	6,035,000

Leisure & Tourism — 2.2%
AirTran Holdings, Inc.†	391,900	3,346,826
GTECH Holdings Corp.	407,400	9,525,012

		12,871,838

Machinery — 1.6%
Global Power Equipment Group, Inc.†	955,900	9,138,404

Manufacturing — 1.4%
York International Corp.	219,100	7,957,712

Multi-Industry — 1.5%
Federal Signal Corp.	521,265	8,616,510

Pharmaceuticals — 1.3%
Perrigo Co.	440,000	7,546,000

Real Estate Companies — 5.2%
LNR Property Corp.	129,600	8,164,800
MI Developments, Inc., Class A	282,900	8,699,175
St. Joe Co.	187,700	12,913,760

		29,777,735

Real Estate Investment Trusts — 4.2%
American Financial Realty Trust	701,900	10,563,595
Home Properties, Inc.	200,000	8,080,000
Ventas, Inc.	223,200	5,713,920

		24,357,515

Retail — 10.0%
Big Lots, Inc.†	715,000	8,050,900
BJ’s Wholesale Club, Inc.†	343,500	9,827,535
Finish Line, Inc., Class A	471,300	9,567,390
OfficeMax, Inc.	303,100	8,944,481
Sears, Roebuck & Co.	426,900	21,451,725

		57,842,031

Telecommunications — 2.9%
IDT Corp., Class B†	525,000	7,686,000
Scientific-Atlanta, Inc.	304,900	9,241,519

		16,927,519

Transportation — 5.0%
CSX Corp.	421,400	16,843,358
Laidlaw International, Inc.†	550,000	11,973,500

		28,816,858

Total Long-Term Investment Securities - 92.7% (cost $475,904,231)		534,197,919

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Federal Home Loan Bank Consolidated Disc. Notes 2.38% due 02/01/05	$12,600,000	12,600,000
Prudential Funding Corp. 2.44% due 02/01/05	9,100,000	9,100,000
UBS Finance Delaware, LLC 2.47% due 02/01/05	9,100,000	9,100,000

Total Short-Term Investment Securities (cost $30,800,000)		30,800,000

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 2.20%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $7,919,484 and collateralized by $8,100,000 of United States Treasury Notes, bearing interest at 1.63%, due 09/30/05 and having an approximate aggregate value of $8,081,200	7,919,000	7,919,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $4,846,990 and collateralized by $3,700,000 of United States Treasury Bonds, bearing interest at 12.00%, due 08/15/13 and having an approximate aggregate value of $4,944,125	4,846,868	4,846,868

Total Repurchase Agreements (cost $12,765,868)		12,765,868

TOTAL INVESTMENTS (cost $519,470,099)(1)	100.3%	577,763,787

Liabilities in excess of other assets	(0.3)	(1,631,553)

NET ASSETS	100.0%	$576,132,234

†             Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 96.3%
Aerospace & Military Technology — 3.1%
Boeing Co.	260,000	$13,156,000

Banks — 3.4%
Lloyds TSB Group, PLC	1,551,900	14,509,888

Broadcasting & Media — 3.0%
Liberty Media Corp., Class A†	1,242,000	12,966,480

Communication Equipment — 4.8%
QUALCOMM, Inc.	550,966	20,517,974

Computer Software — 5.1%
Electronic Arts, Inc.†	339,412	21,837,768

Electronics — 3.0%
Sanmina-SCI Corp.†	2,060,000	12,730,800

Energy Sources — 3.3%
Petroleo Brasileiro SA ADR	354,400	14,406,360

Financial Services — 16.6%
Citigroup, Inc.	410,200	20,120,310
Countrywide Financial Corp.	222,578	8,235,386
E*TRADE Financial Corp.†	567,000	7,796,250
Fannie Mae	280,700	18,127,606
SLM Corp.	342,477	17,188,921
		71,468,473

Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.	210,000	13,404,300
Starbucks Corp.†	275,000	14,850,000
		28,254,300

Health Services — 6.0%
UnitedHealth Group, Inc.	292,240	25,980,136

Household & Personal Products — 3.3%
Colgate-Palmolive Co.	266,700	14,012,418

Housing & Household Durables — 4.3%
Lennar Corp., Class A	329,128	18,585,858

Leisure & Tourism — 3.0%
Southwest Airlines Co.	887,600	12,852,448

Machinery — 2.4%
Caterpillar, Inc.	117,713	10,488,228

Manufacturing — 3.1%
Honeywell International, Inc.	370,000	13,312,600

Medical Products — 3.4%
Zimmer Holdings, Inc.†	185,173	14,600,891

Metals & Mining — 3.1%
Alcan, Inc.	330,000	13,124,100

Multi-Industry — 2.5%
General Electric Co.	300,000	10,839,000

Pharmaceuticals — 16.3%
Cardinal Health, Inc.	265,300	14,941,696
Genentech, Inc.†	353,174	16,849,932
Pfizer, Inc.	493,200	11,915,712
Sanofi-Aventis	352,400	26,266,018
		69,973,358

Total Common Stock (cost $356,516,618)		413,617,080

CONVERTIBLE BONDS — 3.0%
Telecommunications — 3.0%
Level 3 Communications, Inc. 6.00% due 3/15/10 (cost $14,044,146)	$23,425,000	13,030,156

Total Long-Term Investment Securities - 99.3% (cost $370,560,764)		426,647,236

REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $5,061,127 and collateralized by $4,735,000 of United States Treasury Bond, bearing interest at 5.25%, due 11/15/28 and having an approximate aggregate value of $5,163,716 (cost $5,061,000)	5,061,000	5,061,000

TOTAL INVESTMENTS (cost $375,621,764)(1)	100.5%	431,708,236
Liabilities in excess of other assets	(0.5)	(2,326,249)
NET ASSETS	100.0%	$429,381,987

†                                Non-income producing securities

(1)                        See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 92.8%
Australia — 3.4%
Australia & New Zealand Banking Group, Ltd.	482,800	$7,710,145

Finland — 2.7%
Metso Corp.	402,500	6,099,797

France — 9.1%
Suez SA	271,100	7,298,213
Vinci SA	47,841	6,861,249
Vivendi Universal SA	208,900	6,594,729
		20,754,191
Germany — 7.2%
Bayerische Motoren Werke (BMW)	243,800	10,228,945
Pfeiffer Vacuum Technology AG	131,600	6,182,619
		16,411,564
Hong Kong — 0.2%
Shangri-La Asia, Ltd.	312,000	422,011

Ireland — 4.3%
Bank of Ireland	618,500	9,778,076

Japan — 14.4%
Mitsui Mining & Smelting Co., Ltd.	1,766,000	8,321,828
Seiko Epson Corp.	181,900	7,541,887
Takeda Pharmaceutical Co., Ltd.	189,700	9,016,593
Takefuji Corp.	114,510	8,029,821
		32,910,129
Mexico — 6.2%
America Movil SA de CV	131,739	6,990,071
Grupo Televisa SA de CV Sponsored ADR	121,500	7,147,845
		14,137,916
Norway — 2.9%
Statoil ASA	432,800	6,627,407

Singapore — 1.8%
Capitaland, Ltd.	3,000,000	4,199,720

Sweden — 6.0%
Swedish Match AB	596,500	7,167,227
Telefonaktiebolaget LM Ericsson Sponsored ADR	227,614	6,675,918
		13,843,145
Switzerland — 4.3%
Roche Holding AG	62,400	6,649,167
UBS AG	40,748	3,301,272
		9,950,439
Thailand — 2.9%
Siam Cement Public Co., Ltd.	947,900	6,591,089

United Kingdom — 23.8%
Diageo, PLC	653,800	8,911,302
EMI Group, PLC	1,012,274	5,051,518
Enodis, PLC†	3,601,300	8,044,414
Enterprise Inns, PLC†	575,878	8,087,628
GlaxoSmithKline, PLC	470,100	10,438,463
InterContinental Hotels Group, PLC	530,912	6,679,298
Royal Bank of Scotland Group, PLC	221,700	7,344,039
		54,556,662
United States — 3.6%
Tyco International, Ltd.	226,047	8,169,338

Total Long-Term Investment Securities - 92.8% (cost $187,825,760)		212,161,629

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Federal Home Loan Bank Consolidated Disc. Notes 1.80% due 02/01/05 (cost $2,272,000)	$2,272,000	2,272,000

REPURCHASE AGREEMENTS — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $6,640,166 and collateralized by $4,500,000 of United States Bonds, bearing interest at 8.75%, due 08/15/20 and having an approximate value of $6,778,949	6,640,000	6,640,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $4,174,104 and collateralized by $3,515,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate value of $4,262,148	4,174,000	4,174,000

Total Repurchase Agreements (cost $10,814,000)	10,814,000	10,814,000

TOTAL INVESTMENTS (cost $200,911,760)(1)	98.5%	225,247,629
Other assets less liabilities	1.5	3,434,412

NET ASSETS	100.0%	$228,682,041

† Non-income producing securities

(1) See Note 4 for cost of investments on a tax basis

ADR -American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation (Depreciation)
* EUR 2,631,378	USD 3,500,000	03/16/2005	$(68,269)
* USD 3,516,861	EUR 2,661,378	03/16/2005	85,130
USD 5,406,000	GBP 3,000,000	07/12/2005	(196,878)
USD 5,252,770	GBP 2,900,000	07/14/2005	(162,860)
USD 2,581,250	GBP 1,400,000	11/28/2005	(20,261)
USD 2,668,120	GBP 1,400,000	12/07/2005	67,425
USD 2,101,110	GBP 1,100,000	12/09/2005	57,850
			$(237,863)

EUR - Euro

GBP - Pound Sterling

USD - United States Dollar

*          Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

Portfolio breakdown as a percentage of net assets by industry:

Business Services	12.6%
Banks	12.3
Pharmaceuticals	11.4
Broadcasting & Media	8.2
Food, Beverage & Tobacco	7.0
Leisure & Tourism	6.7
Telecommunications	6.0
Machinery	5.4
Repurchase Agreements	4.7
Automotive	4.5
Metals & Mining	3.6
Multi-Industry	3.6
Financial Services	3.5
Computers & Business Equipment	3.3
Energy Sources	2.9
Real Estate Companies	1.8
U.S. Government Agencies	1.0
98.5%

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 92.5%
Broadcasting & Media — 9.3%
Getty Images, Inc.†	67,300	$4,690,810
Time Warner, Inc.†	227,400	4,093,200

		8,784,010

Business Services — 5.0%
Monster Worldwide, Inc.†	150,069	4,695,659

Communication Equipment — 8.7%
Avaya, Inc.†	179,200	2,571,520
Comverse Technology, Inc.†	169,600	3,790,560
QUALCOMM, Inc.	50,900	1,895,516

		8,257,596

Computers & Business Equipment — 10.7%
Dell, Inc.†	179,400	7,491,744
Research In Motion, Ltd.†	36,280	2,586,401

		10,078,145

Computer Software — 16.4%
Cognos, Inc.†	79,500	3,288,915
EMC Corp.†	216,900	2,841,390
Microsoft Corp.	97,500	2,562,300
NCR Corp.†	107,200	3,664,096
Red Hat, Inc.†	290,010	3,146,609

		15,503,310

Electronics — 9.9%
Analog Devices, Inc.	42,500	1,525,325
Flextronics International, Ltd.†	240,400	3,401,660
Marvell Technology Group, Ltd.†	70,120	2,345,514
Texas Instruments, Inc.	88,200	2,047,122

		9,319,621

Financial Services — 4.9%
E*TRADE Financial Corp.†	337,800	4,644,750

Internet Content — 24.7%
Amazon.com, Inc.†	41,620	1,798,816
eBay, Inc.†	44,100	3,594,150
Google, Inc., Class A†	23,930	4,681,426
HomeStore, Inc.†	869,100	2,051,076
McAfee, Inc.†	49,500	1,279,575
VeriSign, Inc.†	127,600	3,297,184
Yahoo!, Inc.†	187,090	6,587,439

		23,289,666

Telecommunications — 2.9%
Motorola, Inc.	174,900	2,752,926

Total Long-Term Investment Securities — 92.5% (cost $76,150,765)		87,325,683

REPURCHASE AGREEMENTS — 8.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$617,000	617,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $6,566,237 and collaterized by $6,715,000 of United States Treasury Notes, bearing interest at 3.13%, due 01/31/07 and having an approximate value of $6,698,213	6,566,000	6,566,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 01/31/05, to be repurchased 02/01/05 in the amount of $789,029 and collaterized by $635,000 of United States Treasury Bonds, bearing interest at 7.25%, due 05/15/16 and having an approximate value of $810,786	789,000	789,000

Total Repurchase Agreements (cost $7,972,000)		7,972,000

TOTAL INVESTMENTS (cost $84,122,765)(1)	101.0%	95,297,683

Liabilities in excess of other assets	(1.0)	(910,193)

NET ASSETS	100.0%	$94,387,490

†             Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

(2)     See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - January 31, 2005 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 99.2%
Automotive — 6.3%
General Motors Corp.	201,921	$7,432,712
Johnson Controls, Inc.	127,075	7,517,757

		14,950,469

Business Services — 13.2%
Avery Dennison Corp.	133,583	8,027,002
Bemis Co., Inc.	276,739	8,025,431
Genuine Parts Co.	184,094	7,792,699
Paychex, Inc.	240,546	7,334,248

		31,179,380

Chemicals — 6.7%
du Pont (E.I.) de Nemours & Co.	165,703	7,880,835
Rohm and Haas Co.	182,726	8,083,798

		15,964,633

Electronics — 3.3%
Emerson Electric Co.	115,495	7,765,884

Financial Services — 6.8%
Citigroup, Inc.	168,877	8,283,417
J.P. Morgan Chase & Co.	207,553	7,747,953

		16,031,370

Food, Beverage & Tobacco — 27.1%
Altria Group, Inc.	132,687	8,469,411
Anheuser-Busch Cos., Inc.	159,449	7,841,702
Brown-Forman Corp., Class B	166,042	8,008,206
Coca-Cola Co.	194,747	8,080,053
ConAgra Foods, Inc.	275,891	8,138,784
McCormick & Co., Inc.	210,462	7,822,872
PepsiCo, Inc.	155,238	8,336,281
Sysco Corp.	214,072	7,486,098

		64,183,407

Household & Personal Products — 10.7%
Avon Products, Inc.	208,782	8,814,776
Clorox Co.	137,106	8,146,839
Colgate-Palmolive Co.	158,236	8,313,719

		25,275,334

Pharmaceuticals — 12.4%
Abbott Laboratories	172,872	7,782,697
Bristol-Myers Squibb Co.	316,227	7,412,361
Merck & Co., Inc.	251,744	7,061,419
Pfizer, Inc.	300,304	7,255,345

		29,511,822

Retail Stores — 6.6%
Albertson’s, Inc.	340,664	7,794,392
Sherwin-Williams Co.	180,730	7,807,536

		15,601,928

Telecommunications — 6.1%
SBC Communications, Inc.	314,876	7,481,454
Verizon Communications, Inc.	198,901	7,078,887

		14,560,341

Total Long-Term Investment Securities - 99.2% (cost $224,022,843)		235,024,568

REPURCHASE AGREEMENTS — 0.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $1,259,000)	$1,259,000	1,259,000

TOTAL INVESTMENTS (cost $225,281,843)(1)	99.7%	236,283,568

Other assets less liabilities	0.3	752,522

NET ASSETS	100.0%	$237,036,090

(1)     See Note 4 for cost of investments on a tax basis

(2)     See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2005 (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges, or for listed securities having no sales reported and for unlisted securities, upon last reported bid price. Securities listed on the NASDAQ Stock Market are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. The investments of the Strategy Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund’s Directors.

Note 2. Repurchase Agreements

As of January 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with

State Street Bank & Trust Co.:

	Percentage Interest	Principal Amount
Focused Multi-Cap Growth Portfolio	3.55%	$6,415,000
Focused Technology Portfolio	0.34	617,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 31, 2005, bearing interest at a rate of 2.38% per annum, with a principal amount of $180,562,000, a repurchase price of $180,573,937 and a maturity date of  February 1, 2005.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	6.88%	05/15/06	$100,000,000	$106,125,000
U.S. Treasury Note	4.25	11/15/13	2,260,000	2,301,970
U.S. Treasury Note	1.63	03/31/05	75,440,000	75,748,172

In addition, at January 31, 2005, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg, LLC:

	Percentage Interest	Principal Amount
Focused Large-Cap Value Portfolio	1.74%	$2,775,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated January 31, 2005, bearing interest at a rate of 2.43% per annum, with a principal amount of $159,540,000, a repurchase price of $159,550,769 and a maturity date of  February 1, 2005.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	6.75%	08/15/26	$50,000,000	$65,643,682
U.S. Treasury Bond	6.63	02/15/27	26,460,000	34,359,622
U.S. Treasury Bond	6.50	11/15/26	50,000,000	63,206,923

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the three months ended January 31, 2005, transactions in securities of AIG were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2004
Focused Equity Strategy	Various AIG SunAmerica Funds*	$7,502,264	$6,847,982	$524,982,817
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	6,266,517	5,103,380	540,199,099
Focused Balanced Strategy	Various AIG SunAmerica Funds*	5,422,183	4,668,385	450,615,211
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	698,204	312,517	89,393,606
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	315,525	88,230	37,866,894

Portfolio	Security	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2005
Focused Equity Strategy	Various AIG SunAmerica Funds*	$35,479,707	$4,993,575	$1,589,512	$18,525,205	$575,583,666
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	54,654,486	401,148	97,107	23,356,405	617,905,949
Focused Balanced Strategy	Various AIG SunAmerica Funds*	22,555,867	4,187,395	849,183	10,202,130	480,034,996
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	3,673,602	4,688,420	381,343	1,223,876	89,984,007
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	1,869,052	3,336,817	40,336	332,744	36,772,209

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Cost	$538,103,760	$559,259,349	$454,744,006	$87,532,408	$36,412,929
Appreciation	37,544,261	58,647,106	25,521,331	2,605,002	816,779
Depreciation	(64,356)	(506)	(230,341)	(153,403)	(457,498)
Net unrealized appreciation (depreciation)	$37,479,905	$58,646,600	$25,290,990	$2,451,599	$359,281

	Focused Large-Cap Growth Portfolio	Focused Multi- Cap Growth Portfolio	Focused 2000 Growth Portfolio	Focused Large- Cap Value Portfolio	Focused Multi- Cap Value Portfolio
Cost	$1,464,407,838	$275,171,556	$287,873,609	$486,649,507	$531,698,462
Appreciation	339,402,122	91,933,591	85,824,572	45,316,544	111,134,660
Depreciation	(86,513,100)	(7,150,287)	(4,480,856)	(18,104,590)	(15,699,947)
Net unrealized appreciation (depreciation)	$252,889,022	$84,783,304	$81,343,716	$27,211,954	$95,434,713

	Focused 2000 Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
Cost	$519,474,761	$376,139,308	$200,982,087	$84,192,346	$228,314,626
Appreciation	77,809,299	69,380,083	26,549,003	15,438,788	22,801,276
Depreciation	(19,520,272)	(13,811,153)	(2,283,460)	(4,333,452)	(14,832,334)
Net unrealized appreciation (depreciation)	$58,289,027	$55,568,930	$24,265,543	$11,105,336	$7,968,942

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)                                  An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270, 30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. However, the registrant enhanced its internal controls with respect to monitoring proof of claim filings.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 31, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 31, 2005